PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT
                               WITH YOUR RECORDS.


                     STRONG ADVISOR LARGE COMPANY CORE FUND


           Supplement to the Statement of Additional Information dated
                              September 12, 2002.


SUPPLEMENT DATED JANUARY 16, 2003

Effective immediately, under the "WAIVERS OR REDUCTIONS OF FRONT-END SALES LOADS" section found in "APPENDIX B - SHARE CLASSES" beginning on page 64 of the Statement of Additional Information, item number 17 on page 66 is deleted and replaced with the following:

          17. INVESTORS WHO ACQUIRED CLASS A SHARES in connection with the reorganization of the Rockhaven Fund and (1) whose Rockhaven Fund accounts were established prior to September 17, 1999, or (2) whose Rockhaven Fund shares were purchased at NAV in reliance upon criteria in place prior to the reorganization.

SUPPLEMENT DATED SEPTEMBER 20, 2002

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Effective immediately, the second and fourth investment policies under "INVESTMENT POLICIES AND TECHNIQUES - Strong Advisor Large Company Core Fund" on page 5 of the Statement of Additional Information, are deleted and replaced with the following:

STRONG ADVISOR LARGE COMPANY CORE FUND

o Under normal conditions, at least 60% of the Fund's net assets will be invested in income-producing equity securities, consisting of common and preferred stocks and securities convertible into common stocks (e.g., convertible bonds and convertible preferred stocks).
o The Fund may invest up to 15% of its net assets in non-investment-grade convertible debt obligations rated as low as C, or the equivalent, by a nationally recognized rating agency (i.e., junk bonds).

   IF YOU HAVE ANY QUESTIONS, PLEASE CALL US, DAY OR NIGHT, AT 1-800-368-3863,
                         24 HOURS A DAY, 7 DAYS A WEEK.


         THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT
                              IS JANUARY 16, 2003.



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